Stock Based Compensation	12 Months Ended
Sep. 30, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation
10.	STOCK-BASED COMPENSATION

The Company has an Option Plan and an RRP which are considered share-based plans.  Compensation expense is recognized over the service period of the share-based payment award.  The Company utilizes a fair-value-based measurement method in accounting for the share-based payment transactions with employees, except for equity instruments held by the ESOP.  All share information presented below relating to stock options and RRP shares issued prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.

Stock Option Plan – The purpose of the Option Plan is to provide additional incentive to certain officers, directors and key employees by facilitating their purchase of a stock interest in the Company.  Pursuant to the Option Plan, subject to adjustment as described below, 8,558,411 shares of common stock were reserved for issuance by the Company upon exercise of stock options granted to officers, directors and employees of the Company and the Bank from time to time under the Option Plan. The Company may issue both incentive and nonqualified stock options under the Option Plan.  The Company may also award stock appreciation rights under the Option Plan, although to date no stock appreciation rights have been awarded under the Option Plan.  The incentive stock options expire no later than ten years and the nonqualified stock options expire no later than fifteen years from the date of grant.  The date on which the options are first exercisable is determined by the Stock Benefits Committee ("sub-committee"), a sub-committee of the Compensation Committee ("committee") of the Board of Directors.  The vesting period of the options generally ranges from three to five years.  The option price is equal to the market value at the date of the grant as defined by the Option Plan.

Under the Option Plan, incentive stock options may not be granted after April 2010 and nonqualified stock options may not be granted after April 2015.  At September 30, 2011, the Company had 2,856,549 shares available for future grants under the Option Plan.  This includes 2,380,866 shares added back to the Option Plan through the reload feature of the plan, which provides that the maximum number of shares with respect to which awards may be made under the plan shall be increased by (i) the number of shares of common stock repurchased by the Company with an aggregate price no greater than the cash proceeds received by the Company from the exercise of options under the Option Plan; and (ii) the number of shares surrendered to the Company in payment of the exercise price of options granted under the Option Plan.

The Option Plan is administered by the sub-committee, which selects the employees and non-employee directors to whom options are to be granted and the number of shares to be granted.  The exercise price may be paid in cash, shares of the common stock, or a combination of both.  The option price may not be less than 100% of the fair market value of the shares on the date of the grant. In the case of any employee who is granted an incentive stock option who owns more than 10% of the outstanding common stock at the time the option is granted, the option price may not be less than 110% of the fair market value of the shares on the date of the grant, and the option shall not be exercisable after the expiration of five years from the grant date.  Historically, the Company has issued shares held in treasury upon the exercise of stock options, except for the exercise of stock options after the corporate reorganization.  Shares were issued by the Company for those stock options exercised after the corporate reorganization.

The fair value of stock option grants are estimated on the date of grant using the Black-Scholes option pricing model.  The weighted average grant-date fair value of stock options granted during the fiscal years ended September 30, 2011, 2010, and 2009 was $0.78, $1.52, and $2.22 per share, respectively.  Compensation expense attributable to stock options awards during the year ended September 30, 2011, 2010, and 2009 totaled $131 thousand ($122 thousand, net of tax), $214 thousand ($189 thousand, net of tax), and $281 thousand ($240 thousand, net of tax), respectively.  The following weighted average assumptions were used for valuing stock option grants for the years noted:

	2011	2010	2009

Risk-free interest rate	1.3%	2.1%	2.1%
Expected life (years)	5	4	4
Expected volatility	25%	25%	24%
Dividend yield	8.1%	6.2%	4.8%
Estimated forfeitures	12.9%	3.3%	10.5%

The risk-free interest rate was determined using the yield available on the option grant date for a zero-coupon U.S. Treasury security with a term equivalent to the expected life of the option.  The expected life for options granted was based upon historical experience.  The expected volatility was determined using historical volatilities based on historical stock prices.  The dividend yield was determined based upon historical quarterly dividends and the Company's stock price on the option grant date.  Estimated forfeitures were determined based upon voluntary termination behavior and actual option forfeitures.

A summary of option activity for the years ended September 30, 2011, 2010, and 2009 follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	919,639	$15.08	841,991	$14. 69	912,879	$13.10
Granted	2,030	10.86	119,945	14.25	94,460	18.57
Forfeited	(10,180)	16.59	--	--	--	--
Exercised	(4,525)	8.23	(42,297)	4.96	(165,348)	8.08
Options outstanding
at end of year	906,964	$15.09	919,639	$15.08	841,991	$14.69

During the years ended September 30, 2011, 2010, and 2009, the total pretax intrinsic value of stock options exercised was $19 thousand, $361 thousand, and $1.7 million, respectively, and the tax benefits realized from the exercise of stock options were $7 thousand, $89 thousand, and $515 thousand, respectively.  The fair value of stock options vested during the year ended September 30, 2011, 2010, and 2009 was $150 thousand, $264 thousand, and $297 thousand, respectively.

The following summarizes information about the stock options outstanding and exercisable as of September 30, 2011:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Outstanding	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	6,550	4.95	11.42	--
13.33- 17.59	839,601	7.52	14.98	--
19.19	52,030	7.08	19.19	--
	906,964	7.44	$15.09	$57

	Options Exercisable
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Exercisable	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	4,926	1.93	11.61	--
13.33- 17.59	727,349	7.23	15.03	--
19.19	31,218	7.08	19.19	--
	772,276	7.14	$15.05	$57

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value, based on the Company's closing stock price of $10.56 as of September 30, 2011, which would have been received by the option holders had all option holders exercised their options as of that date.  The total number of in-the-money options exercisable as of September 30, 2011 was 8,783.

As of September 30, 2011, the total future compensation cost related to non-vested stock options not yet recognized in the consolidated statements of income was $148 thousand and the weighted average period over which these awards are expected to be recognized was 1.84 years.

Recognition and Retention Plan – The objective of the RRP is to enable the Company and the Bank to retain personnel of experience and ability in key positions of responsibility.  Employees and directors of the Bank are eligible to receive benefits under the RRP at the sole discretion of the sub-committee. The total number of shares originally eligible to be granted under the RRP was 3,423,364.  At September 30, 2011, the Company had 358,767 shares available for future grants under the RRP.  The RRP expires in April 2015.  No additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.

Compensation expense in the amount of the fair market value of the common stock at the date of the grant, as defined by the RRP, to the employee is recognized over the period during which the shares vest.  Compensation expense attributable to RRP awards during the years ended September 30, 2011, 2010, and 2009 totaled $131 thousand ($88 thousand, net of tax), $238 thousand ($153 thousand, net of tax), and $323 thousand ($204 thousand, net of tax), respectively.  A recipient of such restricted stock will be entitled to all voting and other stockholder rights (including the right to receive dividends on vested and non-vested shares), except that the shares, while restricted, may not be sold, pledged or otherwise disposed of and are required to be held in escrow by the Company.  If a holder of such restricted stock terminates employment for reasons other than death or disability, the employee forfeits all rights to the non-vested shares under restriction.  If the participant's service terminates as a result of death, disability, or if a change in control of the Bank occurs, all restrictions expire and all non-vested shares become unrestricted.  A summary of RRP share activity for the years ended September 30, 2011, 2010, and 2009 follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested RRP shares
at beginning of year:	23,762	$15.07	34,177	$15.17	52,509	$14.87
Granted	--	--	11,317	14.42	5,657	17.64
Vested	(10,180)	15.30	(21,732)	14.88	(23,989)	15.10
Forfeited	--	--	--	--	--	--
Unvested RRP shares
at end of year	13,582	$14.90	23,762	$15.07	34,177	$15.17

The estimated forfeiture rate for the RRP shares granted during the year ended September 30, 2011, 2010, and 2009 was 0% based upon voluntary termination behavior and actual forfeitures.  The fair value of RRP shares that vested during the years ended September 30, 2011, 2010, and 2009 totaled $120 thousand, $324 thousand, and $363 thousand, respectively.  As of September 30, 2011, there was $124 thousand of unrecognized compensation cost related to non-vested RRP shares to be recognized over a weighted average period of 1.9 years.